OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Operating Lease Maturity
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2020 are as follows:

(in thousands of $)
Year 1	11,291
Year 2	1,889
Year 3	1,775
Year 4	1,682
Year 5	1,661
Thereafter	501
Total minimum lease payments	18,799
Less: Imputed interest	(1,049)
Present value of operating lease liabilities	17,750

Schedule of Future Rental Income	The minimum future revenues to be received under our fixed rate contracts as of June 30, 2020 are as follows:

(in thousands of $)
Year 1	98,836
Year 2	51,830
Year 3	3,266
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	153,932